Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PayablesAndAccrualsLineItems [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	June 30, 2026	December 31, 2025
Legal and patents	$90	$2
Wages and incentives	26	41
Accrued Merger-related accounting fees	35	-
Other	9	14
Total accrued expenses and other current liabilities	$160	$57

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2025	December 31, 2024
Wages and incentives	41	38
Legal and patents	2	11
Other	14	71
Total accrued expenses and other current liabilities	$57	$120

Eos SENOLYTIXS Inc [Member]
PayablesAndAccrualsLineItems [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses consisted of the following:
	June 30, 2026	December 31, 2025
Consultant and professional fees	$392,924	$18,000
External research and development expenses	288,804	-
	$681,728	$18,000